SUBSEQUENT EVENTS - Discontinued operation (Details) - Non-current assets held for sale [member] - Discontinued operations [member] $ in Millions, $ in Millions	Mar. 18, 2026 USD ($)	Mar. 18, 2026 COP ($)	Nov. 27, 2025
Disclosure of non-adjusting events after reporting period [line items]
Percentage of share disposed (as a percent)			99.56907%
Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of share disposed (as a percent)	99.56907%	99.56907%
Non-current assets held for sale, transaction price	$ 464	$ 1,719,674